Subsequent Events (Details Narrative) $ / shares in Units, $ in Millions				1 Months Ended
	Aug. 14, 2024 USD ($)	Aug. 06, 2024 USD ($) $ / shares shares	Apr. 18, 2024 shares	Apr. 30, 2024	Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Oct. 03, 2023 $ / shares	Jul. 10, 2023 $ / shares	Jun. 08, 2023 shares	Jun. 07, 2023 shares	Jun. 05, 2023 $ / shares	Mar. 31, 2023 $ / shares shares
Subsequent Event [Line Items]
Decline price per common stock | $ / shares						$ 5.36
Common Class A [Member]
Subsequent Event [Line Items]
Securities exercisable, shares										1
Common stock, par value | $ / shares					$ 0.001	$ 0.001		$ 372.80			$ 0.001	$ 0.001
Price per unit | $ / shares					$ 2.22		$ 218.40
Common stock, shares outstanding					4,000,000	3,339,000			2,358,429			2,244,000
Common stock, shares authorized					18,750,000	18,750,000						18,750,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares					$ 0.001	$ 0.001					$ 0.001	$ 0.001
Common stock, shares outstanding					239,000	239,000			239,256			239,000
Common stock, shares authorized					250,000	250,000						250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Securities exercisable, shares		1,325,382
Reverse stock split			As of the effective time of the Reverse Stock Split, every 80 issued and outstanding shares of the Company’s Common Stock was automatically reclassified into one issued and outstanding share of the Company’s Common Stock.	1-for-10 to 1-for-100
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Reverse stock split				1-for-80
Subsequent Event [Member] | Security Purchase Agreement [Member]
Subsequent Event [Line Items]
Securities exercisable, shares		662,691
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.001
Warrant exercise price | $ / shares		$ 2.63
Common stock, shares outstanding			268,700,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding			19,100,000
Securities Purchase Agreement [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $		$ 4.0
Conversion amount | $	$ 2.0	$ 2.0
Potential interest rate of debt	0.180
Original issue discount		10.00%